Mineral Properties, Plant, and Equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 105,119
Property, plant and equipment at end of period	165,545	$ 105,119
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	109,690	73,962
Acquisition		42,684
Additions		3,457
Additions	78,748
Disposals	(3,636)	(10,365)
Foreign exchange translation	0	(48)
Property, plant and equipment at end of period	184,802	109,690
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,571)	(2,536)
Disposals	2,929	417
Foreign exchange translation	0	7
Depreciation	(14,892)	(2,469)
Depreciation charge captured in inventory	(2,723)	10
Property, plant and equipment at end of period	(19,257)	(4,571)
Reserves and Resources
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,641
Property, plant and equipment at end of period	20,720	3,641
Reserves and Resources | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,641	0
Acquisition		0
Additions		3,641
Additions	35,267
Disposals	0	0
Foreign exchange translation	(13,107)	0
Property, plant and equipment at end of period	25,801	3,641
Reserves and Resources | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Disposals	0	0
Foreign exchange translation	0	0
Depreciation	(2,376)	0
Depreciation charge captured in inventory	(2,705)	0
Property, plant and equipment at end of period	(5,081)	0
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,278
Property, plant and equipment at end of period	68,393	58,278
Exploration and Evaluation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,330	68,447
Acquisition		2,100
Additions		(2,467)
Additions	10,538
Disposals	(415)	(9,750)
Foreign exchange translation	0	0
Property, plant and equipment at end of period	68,453	58,330
Exploration and Evaluation | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(52)	(45)
Disposals	0	0
Foreign exchange translation	0	0
Depreciation	(8)	(7)
Depreciation charge captured in inventory	0	0
Property, plant and equipment at end of period	(60)	(52)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,200
Property, plant and equipment at end of period	76,432	43,200
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	47,719	5,515
Acquisition		40,584
Additions		2,283
Additions	32,943
Disposals	(3,221)	(615)
Foreign exchange translation	13,107	(48)
Property, plant and equipment at end of period	90,548	47,719
Plant and Equipment | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,519)	(2,491)
Disposals	2,929	417
Foreign exchange translation	0	7
Depreciation	(12,508)	(2,462)
Depreciation charge captured in inventory	(18)	10
Property, plant and equipment at end of period	$ (14,116)	$ (4,519)